UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

Greenville Small Cap Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 97.1%

	Aerospace & Defense: 5.2%
9,750	AAR Corp. *	$290,843
8,790	BE Aerospace, Inc. *	356,522
		647,365
	Auto Dealers: 2.8%
12,590	Rush Enterprises, Inc. - Class A *	351,891

	Auto Components: 1.0%
17,324	SORL Auto Parts, Inc. *	122,307

	Capital Goods: 4.4%
4,760	ESCO Technologies, Inc. *	172,645
15,150	Harbin Electric, Inc. *	211,948
41,435	Power-One, Inc. *	164,083
		548,676
	Capital Markets: 0.9%
8,620	Triangle Capital Corp.	113,870

	Commercial Banks: 2.0%
5,740	Home Bancshares, Inc.	113,595
16,600	Superior Bancorp *	143,092
		256,687
	Commercial Services & Supplies: 5.3%
7,380	TeleTech Holdings, Inc. *	216,455
17,200	The Providence Service Corp. *	451,844
		668,299
	Consumer Finance: 1.6%
7,770	Dollar Financial Corp. *	194,716

	Credit Reporting Services: 1.5%
19,885	Primus Guaranty Ltd. *#	188,908

	Distributors: 3.4%
13,100	DXP Enterprises Inc. *	424,964

	Diversified Financials: 1.5%
8,850	First Cash Financial Services, Inc. *	192,842

	Electrical Equipment: 3.1%
34,470	Ultralife Batteries, Inc. *	392,958

	Electronic Equipment & Instruments: 3.8%
63,355	Creative Vistas, Inc. *	161,555
28,170	Sirenza Microdevices, Inc. *	320,011
		481,566
	Energy: 1.3%
4,045	Superior Energy Services, Inc. *	163,094

	Energy Equipment & Services: 0.8%
67,805	Boots & Coots International Well Control, Inc. *	98,995

	Health Care Equipment & Supplies: 7.8%
34,125	Allion Healthcare, Inc. *	202,020
13,100	Ev3, Inc. *	215,757
7,540	Matrixx Initiatives, Inc. *	162,035
7,230	Radiation Therapy Services, Inc. *	204,320
18,880	Regeneration Technologies, Inc. *	202,394
		986,526
	Health Care Providers & Services: 6.1%
27,555	Continucare Corp. *	77,154
10,965	HMS Holdings Corp. *	208,664
11,760	LHC Group, Inc. *	284,827
36,500	NovaMed, Inc. *	194,545
		765,190
	Hotels, Restaurants & Leisure: 0.8%
21,585	Cosi, Inc. *	96,485

	Insurance: 4.0%
14,500	Amerisafe, Inc. *	243,310
9,289	Argonaut Group, Inc. *	255,726
		499,036
	IT Services: 1.5%
22,785	Rainmaker Systems *	190,710

	Media: 1.6%
82,450	APAC Customer Services, Inc. *	204,476

	Oil, Gas & Consumable Fuels: 2.4%
15,960	Gulfport Energy Corp. *	303,400

	Orthopedic, Prosthetic, and Surgical Supplies: 1.9%
12,755	Angiodynamics, Inc. *	239,411

	Pharmaceuticals: 1.4%
11,845	Caraco Pharmaceutical Laboratories Ltd. *	181,347

	Retailing: 3.0%
11,035	Conn's, Inc. *	279,958
26,185	Hollywood Media Corp. *	102,383
		382,341
	Semiconductor & Semiconductor Equipment: 10.5%
26,500	Anadigics, Inc. *	385,045
7,095	International Rectifier Corp. *	260,458
15,285	Omnivision Technologies, Inc. *	262,443
4,265	Tessera Technologies, Inc. *	175,419
16,940	Ultra Clean Holdings *	238,346
		1,321,711
	Software & Services: 9.6%
8,030	ACI Worldwide, Inc. *	245,156
38,125	Bidz.Com, Inc. *	322,919
20,565	Cybersource Corp. *	236,703
4,875	Micros Systems, Inc. *	259,740
13,825	Opnet Technologies, Inc. *	143,642
		1,208,160
	Technology Hardware & Equipment: 3.8%
9,075	Excel Technology, Inc. *	226,966
5,572	Stratasys, Inc. *	245,223
		472,189
	Textiles, Apparel & Luxury Goods: 2.2%
40,125	LJ International, Inc. *	282,480

	Transportation: 1.9%
11,560	Vitran Corp, Inc. *	232,356

	TOTAL COMMON STOCKS
	(Cost $11,178,138)	12,212,956

	SHORT-TERM INVESTMENT: 5.5%
697,597	SEI Daily Income Trust Government Fund - Class B	697,597

	TOTAL SHORT-TERM INVESTMENT
	(Cost $697,597)	697,597

	TOTAL INVESTMENTS IN SECURITIES: 102.6%	12,910,553
	(Cost $11,875,735)
	Liabilities in Excess of Other Assets: (2.6)%	(331,690)
	TOTAL NET ASSETS: 100.0%	$12,578,863

*	Non-income poducing.
#	U.S. security of a foreign issuer.

	The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows+:

	Cost of investments	$11,875,735
	Gross unrealized appreciation	2,235,960
	Gross unrealized depreciation	(1,201,142)
	Net unrealized appreciation	$1,034,818

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title           /s/Robert M. Slotky
            Robert M. Slotky, President

Date    September 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Robert M. Slotky
            Robert M. Slotky, President

Date    September 18, 2007

By (Signature and Title)*       /s/Eric W. Falkeis
            Eric W. Falkeis, Treasurer

Date    September 20, 2007

* Print the name and title of each signing officer under his or her signature.